Expense Example {- Franklin Large Cap Growth VIP Fund} - FTVIP Class 2-70 - Franklin Large Cap Growth VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 111
3 years	347
5 years	601
10 years	$ 1,329